Future Minimum Lease Payments For Non-Cancelable Agreements For Licensed Copyrights and Produced Content (Detail) - Dec. 31, 2021 - Licensed copyrights ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Commitment And Contingencies [Line Items]
2022	¥ 10,578	$ 1,660
2023	5,174	812
2024	3,156	495
2025	1,538	241
2026	147	23
Thereafter	37	6
Future Minimum Payments For Noncancelable Licensed Copyrights and Produced Content fees	¥ 20,630	$ 3,237